EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2021

The following changes are effective June 30, 2021:

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Emerging Markets Local Income Fund”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Brian Shaw, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

2.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Global Macro Absolute Return Fund”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Patrick Campbell, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Kyle Lee, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Sarah Orvin, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Federico Sequeda, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

3.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Global Macro Absolute Return Advantage Fund”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since their inception in August 2010.

Patrick Campbell, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since their inception in August 2010.

Kyle Lee, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Sarah Orvin, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Federico Sequeda, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

4.	The following replaces the third paragraph under “Emerging Markets Local Income Fund and Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of investment advisory fee paid to BMR by Emerging Markets Local Income Portfolio was 0.64% of its average daily net assets. The portfolio managers of the Fund and Emerging Markets Local Income Portfolio are John R. Baur, Michael A. Cirami (both since January 28, 2008) and Brian Shaw (since June 30, 2021). Mr. Baur and Mr. Shaw co-manage other Eaton Vance funds and portfolios. Mr. Baur and Mr. Shaw are Vice Presidents of EVM and BMR and have been employees of Eaton Vance for more than five years. Additional information about Mr. Cirami appears above.

5.	The following replaces the third paragraph under “Global Macro Absolute Return Fund and Global Macro Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of investment advisory fees paid to BMR by Global Macro Portfolio was 0.56% of its average daily net assets. The portfolio managers of the Fund and Global Macro Portfolio are John R. Baur, Michael A. Cirami (both since January 28, 2008), Patrick Campbell, Kyle Lee, Sarah Orvin and Federico Sequeda (all since June 30, 2021). Messrs. Campbell and Sequeda and Ms. Orvin co-manage other Eaton Vance funds and portfolios. Messrs. Campbell and Sequeda and Ms. Orvin are Vice Presidents of EVM and BMR and have been employees of Eaton Vance for more than five years. Additional Information about Messrs. Baur, Cirami and Lee appears above.

6.	The following replaces the third paragraph under “Global Macro Absolute Return Advantage Fund and Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of investment advisory fees paid to BMR by Global Macro Absolute Return Advantage Portfolio was 0.94% of its average daily net assets. The portfolio managers of the Fund and the Portfolio are John R. Baur, Michael A. Cirami (both since inception), Patrick Campbell, Kyle Lee, Sarah Orvin and Federico Sequeda (all since June 30, 2021). Additional information about Messrs. Baur, Campbell, Cirami, Lee and Sequeda and Ms. Orvin appears above.

June 15, 2021	39056 6.15.21

EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2021

Effective June 30, 2021, the following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies	11	$18,564.0	0	$0
Other Pooled Investment Vehicles	7	$1,208.4	0	$0
Other Accounts	0	$0	0	$0
Justin Bourgette(1)
Registered Investment Companies	5	$2,958.7	0	$0
Other Pooled Investment Vehicles	2	$122.5	0	$0
Other Accounts	4	$413.5	0	$0
Patrick Campbell(2)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Michael A. Cirami(1)
Registered Investment Companies	12	$18,621.2	0	$0
Other Pooled Investment Vehicles	7	$1,208.4	0	$0
Other Accounts	0	$0	0	$0
Kyle Lee(1)
Registered Investment Companies	1	$57.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Sarah Orvin(2)
Registered Investment Companies	1	$308.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Federico Sequeda(2)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian Shaw(1)
Registered Investment Companies	1	$1,722.9	0	$0
Other Pooled Investment Vehicles	1	$90.9	0	$0
Other Accounts	0	$0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Eric A. Stein(1)
Registered Investment Companies	12	$20,259.0	0	$0
Other Pooled Investment Vehicles	7	$1,289.6	0	$0
Other Accounts	0	$0	0	$0
Andrew Szczurowski(1)
Registered Investment Companies	5	$14,982.6	0	$0
Other Pooled Investment Vehicles	1	$90.9	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investments vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	As of April 30, 2021.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2020 and in the Eaton Vance family of funds as of December 31, 2020. Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Global Bond Fund
Michael A. Cirami	$10,001 - $50,000	Over $1,000,000
Kyle Lee	$10,001-$50,000	Over $1,000,000
Emerging Markets Local Income Fund
John R. Baur	$1 - $10,000	Over $1,000,000
Michael A. Cirami	$100,001 - $500,000	Over $1,000,000
Brian Shaw	$10,001 - $50,000(1)	$100,001 - $500,000
Global Macro Absolute Return Fund
John R. Baur	$50,001 - $100,000	Over $1,000,000
Patrick Campbell	None(1)	$100,001 - $500,000
Michael A. Cirami	$100,001 - $500,000	Over $1,000,000
Kyle Lee	$10,001 - $50,000(1)	Over $1,000,000
Sarah Orvin	None(1)	$100,001 - $500,000
Federico Sequeda	None(1)	$100,001 - $500,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Global Macro Absolute Return Advantage Fund
John R. Baur	$1 - $10,000	Over $1,000,000
Patrick Campbell	None(1)	$100,001 - $500,000
Michael A. Cirami	$100,001 - $500,000	Over $1,000,000
Kyle Lee	None(1)	Over $1,000,000
Sarah Orvin	$50,001 - $100,000(1)	$100,001 - $500,000
Federico Sequeda	None(1)	$100,001 - $500,000
Short Duration Strategic Income Fund
Justin Bourgette	$50,001 - $100,000	$500,001 - $1,000,000
Brian Shaw	$50,001 - $100,000	$100,001 - $500,000
Eric A. Stein	$100,001 - $500,000	$500,001 - $1,000,000
Andrew Szczurowski	$100,001 - $500,000	$500,001 - $1,000,000
(1)	As of April 30, 2021.

June 15, 2021